SUBSEQUENT EVENTS (Details Narrative) - USD ($)							9 Months Ended		12 Months Ended
	Oct. 04, 2023	Mar. 08, 2023	Mar. 06, 2023	Mar. 01, 2023	Feb. 06, 2023	Jan. 05, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Proceeds from Convertible Debt							$ 270,000	$ 150,000	$ 150,000	$ 587,000
Subsequent Event [Member] | Convertible Promissory Note [Member] | Lender [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt	$ 210,000
Preferred Stock Series E [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Additional preferred shared purchased, shares		550			620	550
Additional preferred shares purchased, amount		$ 55,000			$ 62,000	$ 55,000
Principal converted, amount			$ 12,300	$ 11,700
Principal converted, shares			31,538,462	30,000,000